Eaton Vance
Worldwide Health Sciences Fund
May 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 97.7%
Security	Shares	Value
Biotechnology — 12.4%
AbbVie, Inc.	316,555	$ 51,041,328
argenx SE ADR(1)	27,268	10,116,973
CSL Ltd.	115,187	21,561,660
Neurocrine Biosciences, Inc.(1)	102,840	13,925,565
Vertex Pharmaceuticals, Inc.(1)	63,983	29,134,019
		$ 125,779,545
Health Care Distributors — 3.2%
Amplifon SpA	246,194	$ 9,100,086
McKesson Corp.	40,237	22,918,593
		$ 32,018,679
Health Care Equipment — 13.3%
Boston Scientific Corp.(1)	481,220	$ 36,365,795
IDEXX Laboratories, Inc.(1)	25,907	12,874,484
Intuitive Surgical, Inc.(1)	102,327	41,147,733
Straumann Holding AG	48,874	6,398,169
Stryker Corp.	90,631	30,913,328
Teleflex, Inc.	36,499	7,630,846
		$ 135,330,355
Health Care Services — 0.5%
Option Care Health, Inc.(1)	178,995	$ 5,337,631
		$ 5,337,631
Health Care Supplies — 5.1%
Alcon, Inc.	219,362	$ 19,704,228
Asahi Intecc Co. Ltd.	255,800	3,696,491
Coloplast AS, Class B	54,763	6,586,734
Cooper Cos., Inc.	172,754	16,292,430
Neogen Corp.(1)	420,833	5,533,954
		$ 51,813,837
Health Care Technology — 0.1%
JMDC, Inc.	83,700	$ 1,463,960
		$ 1,463,960
Life Sciences Tools & Services — 11.9%
Danaher Corp.	157,718	$ 40,501,982
Lonza Group AG	22,692	12,318,367
Mettler-Toledo International, Inc.(1)	8,857	12,436,025
Security	Shares	Value
Life Sciences Tools & Services (continued)
Sartorius AG, PFC Shares	21,871	$ 5,797,293
Thermo Fisher Scientific, Inc.	88,452	50,238,967
		$ 121,292,634
Managed Health Care — 8.1%
Centene Corp.(1)	164,203	$ 11,755,293
UnitedHealth Group, Inc.	143,518	71,094,511
		$ 82,849,804
Metal, Glass & Plastic Containers — 0.7%
AptarGroup, Inc.	44,675	$ 6,598,051
		$ 6,598,051
Pharmaceuticals — 42.4%
AstraZeneca PLC	352,194	$ 54,748,220
Bristol-Myers Squibb Co.	463,442	19,042,832
Eli Lilly & Co.	128,425	105,352,164
Johnson & Johnson	225,695	33,102,686
Merck & Co., Inc.	204,188	25,633,761
Novo Nordisk AS, Class B	565,583	76,629,753
Pfizer, Inc.	359,209	10,294,930
Roche Holding AG PC	123,574	31,550,513
Royalty Pharma PLC, Class A	320,270	8,778,601
Sanofi SA	345,484	33,823,556
Zoetis, Inc.	191,881	32,535,342
		$ 431,492,358
Total Common Stocks (identified cost $531,376,727)		$ 993,976,854

Convertible Preferred Stocks — 0.1%
Security	Shares	Value
Biotechnology — 0.1%
Caris Life Sciences, Inc., Series D(1)(2)(3)	370,370	$ 477,777
Total Convertible Preferred Stocks (identified cost $3,000,000)		$ 477,777

Eaton Vance
Worldwide Health Sciences Fund
May 31, 2024
Portfolio of Investments (Unaudited) — continued

Exchange-Traded Funds — 2.1%
Security	Shares	Value
Equity Funds — 2.1%
iShares Global Healthcare ETF	48,736	$ 4,484,200
SPDR S&P Biotech ETF(4)	194,177	17,306,996
Total Exchange-Traded Funds (identified cost $18,228,777)		$ 21,791,196

Short-Term Investments — 1.8%
Affiliated Fund — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.23%(5)	1,106,181	$ 1,106,181
Total Affiliated Fund (identified cost $1,106,181)		$ 1,106,181

Securities Lending Collateral — 1.7%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(6)	17,445,326	$ 17,445,326
Total Securities Lending Collateral (identified cost $17,445,326)		$ 17,445,326
Total Short-Term Investments (identified cost $18,551,507)		$ 18,551,507
Total Investments — 101.7% (identified cost $571,157,011)		$1,034,797,334
Other Assets, Less Liabilities — (1.7)%		$ (17,153,763)
Net Assets — 100.0%		$1,017,643,571
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(3)	Restricted security.
(4)	All or a portion of this security was on loan at May 31, 2024. The aggregate market value of securities on loan at May 31, 2024 was $17,133,906 and the total market value of the collateral received by the Fund was $17,445,326, comprised of cash.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of May 31, 2024.
(6)	Represents investment of cash collateral received in connection with securities lending.
Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	77.1%	$784,884,204
Denmark	8.2	83,216,487
United Kingdom	5.4	54,748,220
Switzerland	3.8	38,420,764
Australia	2.1	21,561,660
Netherlands	1.0	10,116,973
Italy	0.9	9,100,086
Germany	0.6	5,797,293
Japan	0.5	5,160,451
Exchange-Traded Funds	2.1	21,791,196
Total Investments	101.7%	$1,034,797,334
Abbreviations:
ADR	– American Depositary Receipt
PC	– Participation Certificate
PFC Shares	– Preference Shares

Eaton Vance
Worldwide Health Sciences Fund
May 31, 2024
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at May 31, 2024.
Restricted Securities
At May 31, 2024, the Fund owned the following security (representing 0.1% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has limited registration rights with respect to this security. The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees' valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Convertible Preferred Stocks
Caris Life Sciences, Inc., Series D	5/12/21, 9/23/21	370,370	$3,000,000	$477,777
Total Restricted Securities			$3,000,000	$477,777
Affiliated Investments
At May 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,106,181, which represents 0.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended May 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$4,890,453	$67,390,708	$(71,174,980)	$ —	$ —	$1,106,181	$87,703	1,106,181
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Biotechnology	$104,217,885	$ 21,561,660	$ —	$ 125,779,545
Health Care Distributors	22,918,593	9,100,086	—	32,018,679
Health Care Equipment	128,932,186	6,398,169	—	135,330,355
Health Care Services	5,337,631	—	—	5,337,631
Health Care Supplies	21,826,384	29,987,453	—	51,813,837
Health Care Technology	—	1,463,960	—	1,463,960

Eaton Vance
Worldwide Health Sciences Fund
May 31, 2024
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Life Sciences Tools & Services	$103,176,974	$ 18,115,660	$ —	$ 121,292,634
Managed Health Care	82,849,804	—	—	82,849,804
Metal, Glass & Plastic Containers	6,598,051	—	—	6,598,051
Pharmaceuticals	234,740,316	196,752,042	—	431,492,358
Total Common Stocks	$710,597,824	$283,379,030**	$ —	$ 993,976,854
Convertible Preferred Stocks	$ —	$ —	$477,777	$ 477,777
Exchange-Traded Funds	21,791,196	—	—	21,791,196
Short-Term Investments:
Affiliated Fund	1,106,181	—	—	1,106,181
Securities Lending Collateral	17,445,326	—	—	17,445,326
Total Investments	$750,940,527	$283,379,030	$477,777	$1,034,797,334
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended May 31, 2024 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.
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